                         GT GLOBAL GROWTH & INCOME FUND

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1997

--------------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE DISCUSSION UNDER "HOW TO INVEST -- PURCHASING CLASS B SHARES" WITH RESPECT TO THE FUND:

Class B shares of the Fund may not be purchased for a Savings Incentive Match Plan for Employees of Small Employers Individual Retirement Accounts ("SIMPLE IRAs") for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. Class B shares of the Fund may still be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares of the Fund may still be purchased for all SIMPLE IRAs.

[LOGO]

GROST704011M                                                      April 28, 1997